Discontinued Operations - Schedule of Discontinued Operations Consolidated Income Statements (Details) (10-K) - Allied Integral United Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 20,867	$ 572,232	$ 573,825	$ 5,674,026
Operating expenses	43,328	376,244	598,995	3,770,306
Impairment			2,397,114
General and administrative	268,646	800,477	1,487,515	1,565,391
Total operating expenses	311,974	1,176,721	4,483,624	5,335,697
(Loss) income from operations	(291,107)	(604,489)	(3,909,799)	338,329
Interest expense	23,825	312,346	696,431	1,825,796
Gain on disposal of assets	15,000	(5,018,222)	(5,018,222)	(2,646,845)
Equity income from investees, net of applicable taxes			(402,976)	(1,228,133)
Loss on debt extinguishment				605,660
Other expenses			(300,572)
Total income	20,905	(4,463,194)	(5,025,340)	(1,443,521)
Net income	(312,012)	3,858,705	1,115,540	1,781,851
Hotel Room and Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net		377,073	353,437	3,367,517
Commercial Property Rental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 20,867	$ 195,159	$ 220,388	$ 2,306,509